Financial assets (Narrative) (Details) - J V Finco [Member] $ / shares in Units, shares in Millions, pure in Millions, $ in Millions	1 Months Ended	12 Months Ended
	Jul. 31, 2018 $ / shares shares	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)
Disclosure of financial assets [line items]
Preference shares redeemable share subscribed | shares	184.9
Preference shares redeemable par value | $ / shares	$ 1
Redeemable Preference Shares With No Fixed Redemption Date [Member]
Disclosure of financial assets [line items]
Fair value of preference shares subscribed		$ 70.2
Discount rate of future preference share redemptions		15.0	14.8
Accretion expense		$ 3.4	$ 5.6